SEGMENTED REPORTING (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At August 31, 2025	Non Current Assets

Canada	$3,302
South Africa	46,742
$50,044

At August 31, 2024	Non Current Assets

Canada	$3,773
South Africa	44,091
$47,864